Revenue and segment information	12 Months Ended
Dec. 31, 2021
Revenue and segment information
Revenue and segment information
6.	Revenue and segment information

	Diagnosis and	Diagnosis and
	monitoring	monitoring
	– provision of	– sale of IVD	Development
	LDT services	products	services	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31,2019
Revenue	234,569	34,915	53,941	323,425
Segment profit/(loss)	141,542	11,966	(8,518)	144,990
Year ended December 31,2020
Revenue	291,702	93,982	38,801	424,485
Segment profit	198,170	60,266	1,781	260,217
Year ended December 31,2021
Revenue	337,844	154,543	39,563	531,950
Segment profit	231,186	99,993	6,788	337,967

Reconciliation of segment profits to loss for the year:

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Total segment profits	144,990	260,217	337,967
Unallocated expenses
— operating expenses	(451,860)	(528,593)	(855,815)
— finance (costs) /income – net	(9,221)	22,703	15,250
— losses from financial instruments with preferred rights	(359,943)	(2,823,370)	—
Loss for the year	(676,034)	(3,069,043)	(502,598)

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Timing of revenue recognition
— over time	204,406	265,137	218,754
— at a point in time	119,019	159,348	313,196
	323,425	424,485	531,950

6.	Revenue and segment information (Continued)

The Group has recognized the following assets and liabilities related to contracts with customers:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Contract assets	1,181	8,458
Less: loss allowance	(69)	(683)
	1,112	7,775
Contract liabilities	8,417	11,962
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	16,026	6,607

Note:

Contract assets arise from provision of services ahead of the agreed payment schedules for fixed-price contracts. The contract assets were aged within one year with insignificant credit risk.

Contract liabilities mainly arise from the advance payments made by customers while the underlying services are yet to be provided. Most of these remaining obligations under such agreement are expected to be fulfilled within one year based on the estimation from management.